Equity Based Compensation	12 Months Ended
Dec. 31, 2022
Equity Based Compensation [Abstract]
Equity Based Compensation

Note 13. Equity Based Compensation

We issue incentive and non-qualified stock options, restricted stock units, and restricted stock awards to employees and non-employees with vesting requirements varying from six months to four years. We utilize the Black-Scholes valuation model for valuing stock option issuances and the grant date fair value for valuing restricted stock issuances.

Equity based compensation expense, including vesting of restricted stock units, totaled $10,309,535 and $14,161,754 for the years ended December 31, 2022 and 2021, respectively. Equity based compensation expense is recorded within personnel on the consolidated statements of operations and comprehensive loss.

2016 Employee Stock Option Plan

We adopted the 2016 Employee Stock Option Plan on January 16, 2016. The number of awards authorized for issuance under the plan was 263,158. We had 77,529 and 148,922 options issued and outstanding under the plan as of December 31, 2022 and 2021, respectively. We had no restricted stock awards issued and outstanding as of December 31, 2022, and 1,024 restricted stock awards issued and outstanding as of December 31, 2021. During the years ended December 31, 2022 and 2021, 69,968 and 23,404 options were exercised into 69,304 and 23,390 shares of common stock, respectively. Differences between options exercised and common stock issued are due to shares withheld to cover exercise costs.

2019 Equity Incentive Plan

We adopted the 2019 Equity Incentive Plan on June 25, 2019. The number of awards authorized for issuance under the plan was 684,211. We had 212,958 and 397,442 options issued and outstanding as of December 31, 2022 and 2021, respectively; and 5,280 and 38,613 restricted stock units issued and outstanding as of December 31, 2022 and 2021, respectively. During the years ended December 31, 2022 and 2021, 12,041 and 21,992 options were exercised into 10,420 and 20,911 shares of common stock, respectively. Differences between options exercised and common stock issued are due to shares withheld to cover exercise costs.

2021 Equity Incentive Plan

We adopted the 2021 Equity Incentive Plan on June 15, 2021. The number of awards authorized for issuance under the plan is 872,875. As of December 31, 2022 and 2021, we had 6,163 and 11,421 options issued and outstanding, respectively. We had 337,660 and 113,605 restricted stock units issued and outstanding as of December 31, 2022 and 2021, respectively. During the years ended December 31, 2022 and 2021, no options issued under this plan were exercised into shares of common stock.

The following tables summarize the options issued, outstanding, and exercisable under our equity based compensation plans as of December 31, 2022 and 2021:

	For the year ended December 31, 2022
	Number of Options	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Life
Outstanding, beginning of year	557,785	$66.12	$23,079,520	7.76
Granted	10,405	27.74	—	—
Exercised	(79,724)	6.08	2,383,405	—
Canceled	(191,816)	98.42	—	—
Outstanding, end of year	296,650	59.28	686,035	6.14
Exercisable, end of year	254,118	49.40	685,914	5.89
Expected to vest, end of year	42,532	$117.80	$121	7.61

	For the year ended December 31, 2021
	Number of Options	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Life
Outstanding, beginning of year	645,146	$50.92	$84,731,639	8.65
Granted	50,595	239.02	—	—
Exercised	(44,301)	26.98	8,329,397	—
Canceled	(93,655)	90.06	—	—
Outstanding, end of year	557,785	66.12	23,079,520	7.76
Exercisable, end of year	293,095	38.76	16,036,993	7.05
Expected to vest, end of year	264,690	$96.90	$7,042,527	8.55

The following table represents the assumptions used for estimating the fair values of stock options granted to our employees, contractors, and non-employees under the Black-Scholes valuation model. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the grant date:

	2022	2021
Risk-free interest rate	3.46%–3.91%	0.65%–1.07%
Expected volatility	115.75%–116.01%	87.39%–90.89%
Expected life (in years)	6.00	6.00
Weighted average estimated fair value of options granted	$27.74	$188.10

Restricted stock award and restricted stock unit transactions during the years ended December 31, 2022 and 2021 are summarized as follows:

	For the year ended December 31, 2022		For the year ended December 31, 2021
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested shares, beginning of year	153,242	$160.36	74,573	$128.06
Granted	400,363	22.42	124,574	176.32
Vested	(36,537)	144.78	(44,379)	159.22
Forfeited or surrendered	(174,128)	104.12	(1,526)	237.50
Unvested shares, end of year	342,940	$30.02	153,242	$160.36

During the year ended December 31, 2022, employees and non-employees received restricted stock units totaling 400,363. Vesting of restricted stock units and restricted stock awards totaled 35,513 and 1,024, respectively. The shares underlying the restricted stock units granted in 2022 were assigned a weighted average fair value of $22.42 per share, for a total value of $8,976,136. The restricted stock issuances are scheduled to vest over a range of one to four years.

During the year ended December 31, 2021, employees and non-employees received restricted stock units totaling 124,574. Vesting of restricted stock units and restricted stock awards totaled 41,308 and 3,071, respectively. The shares underlying the restricted stock units granted in 2021 were assigned a weighted average fair value of $176.32 per share, for a total value of $21,964,851. The restricted stock issuances are scheduled to vest over a range of one to four years.

As of December 31, 2022, the total compensation cost related to non-vested awards not yet recognized is $262,755 and is expected to be recognized over the weighted average remaining recognition period of approximately 2.0 years.

As of December 31, 2021, the total compensation cost related to non-vested awards not yet recognized is $717,533 and is expected to be recognized over the weighted average remaining recognition period of approximately 2.7 years.